Investment Objectives and Goals - State Street Federal Prime Retail Reserves Money Market Fund	Mar. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	STATE STREET FEDERAL PRIME RETAIL RESERVES MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the State Street Federal Prime Retail Reserves Money Market Fund (the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.